PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2023	21,303	18,263	14,561	—	54,127
Additions	—	1,679	1,410	513	3,602
Disposals/Retirements	(21,085)	(3,448)	(458)	—	(24,991)
Foreign exchange differences	1	(164)	(126)	—	(289)
12/31/2023	220	16,330	15,386	513	32,449
Accumulated depreciation:
1/1/2023	11,581	15,892	13,293	—	40,766
Depreciation	483	982	583	—	2,048
Disposals/Retirements	(11,995)	(3,447)	(414)	—	(15,856)
Foreign exchange differences	1	(114)	(101)	—	(214)
12/31/2023	71	13,314	13,359	—	26,744
Carrying amount:
1/1/2023	9,722	2,371	1,268	—	13,361
12/31/2023	149	3,016	2,027	513	5,704

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2022	21,143	18,692	15,139	345	55,318
Additions	161	940	323	—	1,423
Disposals/Retirements	—	(1,638)	(858)	(12)	(2,507)
Transfers	—	333	—	(333)	—
Foreign exchange differences	—	(64)	(43)	—	(107)
12/31/2022	21,303	18,263	14,561	—	54,127
Accumulated depreciation:
1/1/2022	11,097	16,566	13,756	—	41,419
Depreciation	484	964	417	—	1,865
Disposals/Retirements	—	(1,585)	(842)	—	(2,426)
Foreign exchange differences	—	(53)	(38)	—	(92)
12/31/2022	11,581	15,892	13,293	—	40,766
Carrying amount:
1/1/2022	10,046	2,126	1,383	345	13,899
12/31/2022	9,722	2,371	1,268	—	13,361